Retirement Plans (Schedule of Assets by Industry Type) (detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 176,238	$ 157,948	$ 154,650
MoneyMarketFundsMember
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,497	5,545
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	174,741	152,403
Equity Securities [Member] | Materials
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	9,379	5,460
Equity Securities [Member] | Industrials
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	30,355	33,813
Equity Securities [Member] | Telecommunication services
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	9,325	11,393
Equity Securities [Member] | Consumer staples
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	33,048	23,410
Equity Securities [Member] | Energy
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	14,658	15,062
Equity Securities [Member] | Financials
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	34,891	32,808
Equity Securities [Member] | Health Care
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	10,538	7,503
Equity Securities [Member] | Information technology
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	9,681	5,608
Equity Securities [Member] | Uitlities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 22,866	$ 17,346